Dear Fellow Shareholders:

    Net Investment Income for the full year and for the fourth quarter were $2,484,734 and $624,325, respectively. A dividend of $0.33 was declared on December 7, 1995, payable January 26, 1996, to shareholders of record December 22, 1995. For your information, 6.21% of 1995 dividend income is deemed to be interest earned on Federal obligations.

    This is the time of year when predictions bloom. Luckily, a high-quality closed-end bond fund attracts investors who are looking for a safe dividend rather than maximum total return. It just might be that 1996 proves to be a good year for our shareholders simply because Excelsior is a stodgy, low-risk investment.

    It is difficult to look at the world situation and not be apprehensive. High on most "worry-lists" is Bosnia; Russia, the Middle East and Islamic Fundamentalists could each provide plenty of additional copy for reporters. Closer to home is the November Presidential election and widespread doubt about tax and economic policies.

    In short, uncertainty and confusion abound. They should. We seem divided as a nation, with noise substituting for thought. Governing by poll results is an embarassing alternative to leadership. But both parties appear to be so keen on winning that they are afraid to stand for anything substantive.

    Unfortunately, we face many problems which cannot simply be wished away. The growing number of single issue voting blocs is unfortunate. While polite discourse died some time ago, both reason and compromise are on the critical list. That is a pretty bleak background.

    The bright side, however, is that down deep, Americans have a sense of decency. We have gotten through worse times with the Republic intact; we shall survive once more.

    In that spirit, the officers and directors of Excelsior wish you a good year.

                                                  Sincerely,





                                                  Townsend Brown II
December 31, 1995                                 President

Excelsior Income Shares, Inc.

Schedule of Investments
December 31, 1995 (Note 1)


U.S. GOVERNMENT AND FEDERAL                Moody's
AGENCIES OBLIGATIONS-59.37%                Rating**         Face Amount            Cost*             Value
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Deb.,
  7.55%, 6/10/04                             (1)            $ 2,500,000         $ 2,423,945       $ 2,608,430
  7.50%, 7/25/20                             (1)              4,000,000           3,959,687         4,096,720
Federal National Mortgage Assn., Global Bond,
  8.50%, 2/1/05                                               1,600,000           1,600,000         1,743,963
Government National Mortgage Assn.,
  7%, 5/15/22                                (1)                427,659             427,124           432,604
  7%, 4/15/23                                (1)              4,283,761           4,286,438         4,333,294
  7%, 5/15/23                                (1)                954,469             951,635           965,505
  7%, 3/15/24                                (1)              1,925,758           1,905,297         1,948,026
  8%, 8/15/24                                (1)              1,881,847           1,871,556         1,959,473
  8%, 1/15/25                                (1)              1,896,002           1,833,197         1,974,212
  8.50%, 7/15/17                             (1)              1,258,210           1,290,256         1,320,335
  8.50%, 5/15/21                             (1)                772,117             791,782           810,240
  10%, 1/15/18                               (1)              1,381,189           1,498,806         1,516,718
U.S. Treasury Bond,
  7.25%, 5/15/16                             (1)              1,000,000             975,000         1,141,875
                                                            -----------         -----------       -----------
                                                             23,881,012          23,814,723        24,851,395
                                                            -----------         -----------       -----------
BONDS and NOTES-24.17%
-------------------------------------------------------------------------------------------------------------
DuPont EI de Nemours & Co., Notes,
  8.25%, 9/15/06                             Aa2              1,500,000           1,495,875         1,758,186
KFW International Finance Inc., Notes,
  7.20%, 3/15/14                             Aaa              2,000,000           1,978,500         2,183,894
Republic N.Y. Corp., Notes,
  7.75%, 5/15/09                              A1              1,800,000           1,806,138         2,023,000
Wachovia Corp. Sub. Notes,
  6.375%, 2/1/09                              A1              2,000,000           1,997,400         2,012,046
Wisconsin Elec. Power Co.,
  7.25%, 8/1/04                              Aa2              2,000,000           1,988,600         2,138,518
                                                            -----------         -----------       -----------
                                                              9,300,000           9,266,513        10,115,644
                                                            -----------         -----------       -----------
SHORT-TERM HOLDINGS-16.46%
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
  Discount Note, 1/4/96                                       1,500,000           1,499,300         1,499,300
Fidelity Cash Portfolio-U.S. Treasury                           434,037             434,037           434,037
Provident Institutional Treasury Fund                               633                 633               633
U.S. Treasury Bill, 3/14/96                                   5,000,000           4,948,799         4,950,700
                                                            -----------         -----------       -----------
                                                              6,934,670           6,882,769         6,884,670
                                                            -----------         -----------       -----------
TOTAL INVESTMENTS IN SECURITIES                             $40,115,682         $39,964,005       $41,851,709
                                                            ===========         ===========       ===========

---------------
Percentages are based on total investments.

         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

December 31, 1995 (Note 1)

The aggregate market value at December 31, 1995 for the long-term holdings in terms of Quality Ratings is as follows:


     Rating               Value              Percent
     ------               -----              -------
     Aaa (1)          $27,035,289             77.32
     A1                 4,035,046             11.54
     Aa2                3,896,704             11.14
                      -----------            ------
     Total            $34,967,039            100.00
                      ===========            ======

(1) These securities which are issued and/or guaranteed by the U.S. Government or Federal Agencies are not rated but are deemed to be Aaa quality for purposes of this report.

 *Based on cost for Federal income tax purposes:
  Aggregate gross unrealized
    appreciation                                $ 1,887,704
                                                ===========
Cost for Federal Income Tax Purposes            $39,964,005
                                                ===========
**Credit ratings are unaudited.


The accompanying notes are an integral part of this schedule.


(right column)

Statement of Assets and Liabilities
December 31, 1995

ASSETS:
----------------------------------
Investments (Note 1) in securities
  at value (identified
  cost $39,964,005):

  U.S. Government and
    Federal Agencies
    obligations               $24,851,395

  Bonds and notes              10,115,644

  Short-term holdings           6,884,670
                              -----------
    Total Investments                             $41,851,709

Cash                                                    3,089
Interest receivable                                   415,627
Prepaid expenses                                       13,920
                                                  -----------
    Total Assets                                   42,284,345
                                                  -----------
LIABILITIES:
----------------------------------
Dividends payable                                     722,169
Accrued advisory fee (Note 3)                          54,491
Accrued operating expenses                             55,521
                                                  -----------
    Total Liabilities                                 832,181
                                                  -----------
Net Assets                                        $41,452,164
                                                  ===========

NET ASSETS consist of:
  Undistributed net investment income              $   97,923
  Accumulated net realized losses
    from investment transactions                     (369,733)
  Unrealized appreciation on investments            1,887,704
  Capital shares (Note 5)                              21,884
  Additional paid-in capital                       39,814,386
                                                  -----------
                                                  $41,452,164
                                                  ===========

Net Asset Value per share
  ($41,452,164 d/b 2,188,391 shares)                   $18.94
                                                       ======

         The accompanying notes are an integral part of this statement.

(left column)

Excelsior Income Shares, Inc.

Statement of Operations
for the year ended December 31, 1995
(Note 1)

INVESTMENT INCOME:
--------------------------
INCOME-Interest                          $2,913,642
EXPENSES:
  Investment advisory fee      $204,538
  Directors' fees and expenses   45,858
  Officer's salary               41,249
  Postage and printing           34,140
  Professional fees              27,233
  Insurance                      19,999
  Transfer agent and
    registrar fees               19,707
  The New York Stock
    Exchange, Inc.-annual fee    15,706
  Miscellaneous                  20,478
                               --------
    Total expenses                          428,908
                                         ----------
      Investment Income-Net               2,484,734
                                         ----------

REALIZED LOSS AND UNREALIZED DEPRECIATION/
APPRECIATION ON INVESTMENTS-NET:
--------------------------
Realized loss from security transactions
  (excluding short-term securities):
  Proceeds from sales       $13,288,980
  Cost of sales              13,566,270
                            -----------
    Net realized loss                      (277,290)
Unrealized (depreciation)/
  appreciation on
  investment securities:
  Beginning of year          (2,879,832)
  End of year                 1,887,704
                            -----------
    Change in unrealized
      appreciation-net                    4,767,536
                                         ----------
      Net realized loss and change
        in unrealized appreciation
        (depreciation) on investments     4,490,246
                                         ----------
Net Increase in Net Assets
  Resulting from Operations              $6,974,980
                                         ==========

(right column)

Statement of Changes in Net Assets

                           For the year       For the year
                               ended              ended
                           Dec. 31, 1995      Dec. 31, 1994
                           -------------      -------------
INCREASE (DECREASE)
IN NET ASSETS
------------------------
Operations:
  Investment income-
    net (Note 1)            $ 2,484,734        $ 2,342,482
  Realized (loss) on
    investments-net
    (Note 2)                   (277,290)          (112,217)
  Change in unrealized
    appreciation
    (depreciation)-net        4,767,536         (4,322,768)
                            -----------        -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations                6,974,980         (2,092,503)
  Dividends to share-
    holders from:
    Investment income-
    net                      (2,450,998)        (2,278,295)
  Net realized gains
    on investments                 -              (355,342)
  Cost of Shares purchased
    pursuant to Section 23
    of the Investment Com-
    pany Act of 1940
    (Note 5)                       -              (475,737)
                            -----------        -----------
  Total increase (decrease)
    in net assets             4,523,982         (5,201,877)

NET ASSETS:
------------------------
Beginning of year            36,928,182         42,130,059
                            -----------        -----------
End of year (including
  undistributed net invest-
  ment income of $97,923
  in 1995 and $64,187 in
  1994, respectively)       $41,452,164        $36,928,182
                            ===========        ===========

The accompanying notes are an integral part of these statements.

Excelsior Income Shares, Inc.

Financial Highlights

                                                         For the year ended
                                       -----------------------------------------------------
                                        1995        1994*       1993        1992        1991
Per Share Operating Performance:
Net asset value, beginning of year     $16.87      $18.97      $18.54      $18.74      $17.50
                                       ------      ------      ------      ------      ------
  Net investment income                  1.14        1.06        1.17        1.32        1.44

  Net gain (loss) on securities
    (realized and unrealized)            2.05       (2.00)       0.71       (0.08)       1.25
                                       ------      ------      ------      ------      ------
Total from investment operations         3.19        (.94)       1.88        1.24        2.69
                                       ------      ------      ------      ------      ------
Less Dividends and Distributions:

Dividends from net investment
  income                                (1.12)      (1.03)      (1.17)      (1.33)      (1.45)

Distribution from realized gains on
  investments                             -          (.16)      (0.28)      (0.09)        -

Distribution in excess of realized
  gains on investments                    -           -           -         (0.02)        -
                                       ------      ------      ------      ------      ------
Total dividends and distributions       (1.12)      (1.19)      (1.45)      (1.44)      (1.45)
                                       ------      ------      ------      ------      ------
  Treasury Stock Transaction              -           .03         -           -           -
                                       ------      ------      ------      ------      ------
Net asset value, end of year           $18.94      $16.87      $18.97      $18.54      $18.74
                                       ======      ======      ======      ======      ======
Market value per share, end of year    $16.00      $14.63      $17.50      $17.75      $18.00
                                       ======      ======      ======      ======      ======

Total Investment Return:
Based on market value per share        17.04%      (8.64%)      5.98%       6.65%      20.29%

Ratios To Average Net Assets:
Expenses                                1.08%       1.15%       1.08%        .98%        .98%
Net investment income                   6.26%       5.92%       6.07%       7.14%       8.01%

Supplemental Data:
Net assets at end of year
  (000 omitted)                       $41,452     $36,928     $42,130     $41,183     $41,620

Portfolio turnover rate                25.07%      95.53%      81.23%     155.60%      65.49%

*Based on average shares outstanding.


         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

Notes to Financial Statements
December 31, 1995
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Excelsior Income Shares, Inc. (the "Company") was incorporated on March 16, 1973 and commenced operations on May 15, 1973. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The significant accounting policies of the Company, which are in conformity with generally accepted accounting principles, are as follows:

    a)  Investments-Security  transactions  are  recorded  as of the trade date.
Investments owned at December 31, 1995, are reflected in the accompanying financial statements at value. Valuations of the Company's investments are supplied by a pricing service approved by the Board of Directors or by dealers who regularly trade in the security being valued. Short-term holdings are carried at cost plus accrued interest, which approximates value.

    The difference between cost and value is reflected separately as unrealized appreciation (depreciation) of investments.

    The cost basis of bonds is not adjusted for amortization of premiums or accretion of discounts, except for original issue discount which is accreted.

    Realized gains and losses on security transactions are determined on the basis of identified cost.

    b) Federal Income Taxes-No provision for Federal income taxes has been made in the accompanying financial statements since the Company intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute to its shareholders substantially all of its net investment income and net realized capital gains, if any. For Federal income tax purposes the Company has capital loss carryforwards of $92,443 and $277,290 expiring on December 31, 2002 and December 31, 2003, respectively, available to offset future capital gains, if any.

    c) Investment Income Recognition-The Company records interest and expenses on the accrual basis.

    d) Dividend Distributions-The Company records dividend distributions to shareholders as of the ex-dividend date.

    e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from these estimates.

(2) DISTRIBUTIONS:

Realized gains from security transactions to the extent they exceed accumulated net realized losses are distributed to shareholders in the succeeding year.

Excelsior Income Shares, Inc.

December 31, 1995
--------------------------------------------------------------------------------

(3) RELATED PARTY TRANSACTIONS:

Under an investment advisory agreement, United States Trust Company of New York furnishes investment advisory services to and performs certain administrative functions for the Company. Quarterly fees for such services are based on the net assets of the Company, as of the close of the last business day of each quarter, at the annual rate of 0.5% of the first $100,000,000 of such net assets, and at reduced rates thereafter.

    The investment advisory agreement also provides that the Advisor will reimburse the Company for all expenses (excluding interest, taxes, brokerage commissions and certain other expenses, if any) borne by the Company in any calendar year in excess of 1.5% of the first $30,000,000 of annual average net assets, and 1% of annual average net assets, in excess of $30,000,000.

    Effective September 1, 1995, United States Trust Company of New York sold its custody, transfer agent and Fund administration businesses and now those functions are performed by subsidiaries of The Chase Manhattan Bank N.A.

    Each director who is not an affiliated person, as defined by the Investment Company Act of 1940, receives from the Company an annual fee of $5,000, an attendance fee of $300, and $100 for each audit committee meeting attended.

    Three officers of the Company are officers of United States Trust Company of New York.

(4) PURCHASES AND PROCEEDS FROM SALES OF SECURITIES:

For the year ended December 31, 1995, purchases and proceeds from sales of securities other than United States Government and Federal Agencies obligations aggregated $3,562,138 and $5,477,129, respectively. Purchases and proceeds from sales of United States Government and Federal Agencies obligations aggregated $5,505,780 and $7,811,851, respectively.

(5) CAPITAL STOCK:

At December 31, 1995, 2,188,391 shares of $.01 par value common stock (15,000,000 shares authorized) were outstanding.

    Pursuant to Section 23 of the Investment Company Act of 1940, the Company may in the future purchase shares of Excelsior Income Shares, Inc. Common Stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Company. Nothing herein shall be considered a commitment to purchase such shares. For the year ended December 31, 1994, the Company purchased 32,500 shares in the open market at a cost of $475,737.

Excelsior Income Shares, Inc.

December 31, 1995
--------------------------------------------------------------------------------

(6) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED):

                                                                       Realized and Unrealized    Net Increase (Decrease) In
                                                        Net                Net Gain (Loss)           Net Assets Resulting
                           Investment Income     Investment Income         on Investments              from Operations
                           ------------------    ------------------    -----------------------    ---------------------------
                                         Per                   Per                       Per                          Per
Quarter Ended                Total      Share      Total      Share        Total        Share          Total         Share
-------------                -----      -----      -----      -----        -----        -----          -----         -----
March 31, 1994             $683,652     $.31     $561,253     $.25     ($2,031,400)     ($.91)     ($1,470,147)      ($.66)

June 30, 1994               665,530      .31      547,321      .25      (1,251,821)      (.57)        (704,500)      1(.32)

September 30, 1994          720,536      .33      601,241      .27        (619,649)      (.28)         (18,408)       1(.01)

December 31, 1994           728,982      .33      632,667      .29        (532,115)      (.24)       1,100,552         1.05

March 31, 1995              732,806      .33      618,373      .28       1,388,781        .64        2,007,154         1.92

June 30, 1995               713,489      .33      593,702      .27       1,992,418        .91        2,586,120        1.18

September 30, 1995          746,666      .34      648,334      .30       1,365,739        .03        2,714,073         1.33

December 31, 1995           720,681      .33      624,325      .29       1,043,308        .47        1,667,633         1.76

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Excelsior Income Shares, Inc.:

    We have audited the accompanying statement of assets and liabilities of Excelsior Income Shares, Inc., (the "Fund"), including the portfolio of investments, as of December 31, 1995, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994, and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report, dated January 24, 1995, expressed an unqualified opinion thereon.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above presentfairly, in all material respects, the financial position of Excelsior Income Shares, Inc. as of December 31, 1995, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.





                                        Coopers & Lybrand L.L.P.



New York, New York
January 25, 1996.

(left column)

Excelsior Income Shares, Inc.
114 W. 47th Street, 9th Floor
New York, NY 10036-1532
(212) 852-3732

DIRECTORS
Townsend Brown II
Manning E. Case
George T. Conklin, Jr.
Edwin A. Heard
James J. O'Leary
Perry W. Skjelbred
Philip J. Tilearcio
Kenneth G. Walsh

OFFICERS

Townsend Brown II
President, Chief Executive Officer

Henry M. Milkewicz
Vice President

Robert D. Cummings
Secretary and Treasurer

Robert R. Johnson
Assistant Treasurer
  and Assistant Secretary

Investment Advisor
United States Trust Company
  of New York
114 West 47th Street
New York, NY 10036-1532

Transfer Agent Registrar & Custodian
The Chase Manhattan Bank, N.A.
Customer Services
770 Broadway, 6th Floor
New York, NY 10003
(800) 257-2356

Independent Accountants
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY 10019

Listed on N.Y. Stock Exchange- Symbol EIS

A "Closed-End Bond Funds" table, which includes current data on Excelsior, is published weekly by The Wall Street Journal and The New York Times.

(right column)

                               ------------------


                                      LOGO


                                    Excelsior
                                 Income Shares,
                                      Inc.


                                  Annual Report
                                December 31, 1995


                               ------------------